Madison Investment Advisors, Inc.
6411 Mineral Point Road
Madison, WI  53705
608/273-2020

February 28, 1997

BY EDGAR

Securities and Exchange Commission
450 5th Street, NW
Washington, DC

RE:  Madison Bond Fund, Inc.
     Filing Pursuant to Reg. 230.497(j)

Dear Sir or Madam:

     This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Assistant Secretary